Bank borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Non-Current Principal Amount	$ 5,277	$ 144,388
Current Principal Amount	102,330	14,611
Total	107,607	158,999
US Dollars
Borrowings [abstract]
Non-Current Principal Amount		144,388
Current Principal Amount	27,486	14,611
Total	27,486	$ 158,999
Euros
Borrowings [abstract]
Non-Current Principal Amount	5,277
Current Principal Amount	74,844
Total	$ 80,121